Initial Public Offering - Additional Information (Detail) - USD ($)			2 Months Ended
	Mar. 26, 2021	Feb. 01, 2021	Mar. 31, 2021
Shares issued, price per share	$ 10.00
Proceeds from Private Placement shares			$ 11,326,880
Assets held in trust			$ 16,344,118
IPO
Stock Issued During Period, Shares, New Issues	400,000,000
Shares issued, price per share	$ 10.00	$ 10.00
Class A Common Stock
Stock Issued During Period, Shares, New Issues	41,634,412
Common Stock Par Value Per Share		$ 0.0001	$ 0.0001
Class A Common Stock | IPO
Stock Issued During Period, Shares, New Issues	40,000,000	40,000,000
Common Stock Par Value Per Share	$ 0.0001	$ 0.0001
Shares issued, price per share	$ 10.00	$ 10.00
Class A Common Stock | Over-Allotment Option
Stock Issued During Period, Shares, New Issues	1,634,412	6,000,000
Shares issued, price per share	$ 10.00
Class A Common Stock | Private Placement
Stock Issued During Period, Shares, New Issues	1,100,000	1,100,000
Common Stock Par Value Per Share	$ 0.0001
Shares issued, price per share	$ 10.00
Proceeds from Private Placement shares	$ 11,000,000